Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
LifeX 2035 Term Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2035 Term Income ETF
Class Name	LifeX 2035 Term Income ETF
Trading Symbol	LDDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2035 Term Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2035 Term Income ETF	$12*	0.25%
[1]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 271,823,691
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$271,823,691
Number of Holdings	24
Portfolio Turnover	63%
Average Credit Quality	Aa1
Annualized Distribution Rate	11.48%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.3%
Money Market Funds	1.7%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2040 Term Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2040 Term Income ETF
Class Name	LifeX 2040 Term Income ETF
Trading Symbol	LDER
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2040 Term Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2040 Term Income ETF	$12*	0.25%
[2]
Expenses Paid, Amount	$ 12	[2]
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 773,382
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$773,382
Number of Holdings	10
Portfolio Turnover	47%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.58%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	98.3%
Money Market Funds	0.6%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2045 Term Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2045 Term Income ETF
Class Name	LifeX 2045 Term Income ETF
Trading Symbol	LDRR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2045 Term Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2045 Term Income ETF	$12*	0.25%
[3]
Expenses Paid, Amount	$ 12	[3]
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,056,926
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,056,926
Number of Holdings	10
Portfolio Turnover	77%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.22%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.9%
Money Market Funds	0.9%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2048 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2048 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2048 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2048 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,710,743
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,710,743
Number of Holdings	17
Portfolio Turnover	53%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.60%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.8%
Money Market Funds	2.6%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2048 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2048 Longevity Income ETF
Class Name	LifeX 2048 Longevity Income ETF
Trading Symbol	LFAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2048 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Longevity Income ETF	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,198,560
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,198,560
Number of Holdings	18
Portfolio Turnover	75%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.42%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	1.9%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2049 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2049 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2049 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2049 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Inflation-Protected Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,473,296
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,473,296
Number of Holdings	11
Portfolio Turnover	30%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.27%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	95.9%
U.S. Treasury Bills	2.9%
Money Market Funds	0.7%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2049 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2049 Longevity Income ETF
Class Name	LifeX 2049 Longevity Income ETF
Trading Symbol	LFAF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2049 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,481,471
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,481,471
Number of Holdings	19
Portfolio Turnover	46%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.10%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	1.9%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2050 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,759,775
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,759,775
Number of Holdings	21
Portfolio Turnover	14%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.00%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	94.5%
U.S. Treasury Bills	2.7%
Money Market Funds	2.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2050 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Longevity Income ETF
Class Name	LifeX 2050 Longevity Income ETF
Trading Symbol	LFAI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,280,292
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,280,292
Number of Holdings	18
Portfolio Turnover	43%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.81%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.0%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2051 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2051 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2051 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2051 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,600,343
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,600,343
Number of Holdings	12
Portfolio Turnover	15%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.77%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	88.8%
U.S. Treasury Bills	9.3%
Money Market Funds	1.4%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2051 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2051 Longevity Income ETF
Class Name	LifeX 2051 Longevity Income ETF
Trading Symbol	LFAJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2051 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,324,393
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,324,393
Number of Holdings	18
Portfolio Turnover	48%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.55%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.0%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2052 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2052 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2052 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2052 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,661,873
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,661,873
Number of Holdings	12
Portfolio Turnover	28%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.56%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	89.9%
U.S. Treasury Bills	8.5%
Money Market Funds	1.1%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2052 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2052 Longevity Income ETF
Class Name	LifeX 2052 Longevity Income ETF
Trading Symbol	LFAK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2052 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 956,535
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$956,535
Number of Holdings	18
Portfolio Turnover	51%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.31%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.1%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2053 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2053 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2053 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2053 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Inflation-Protected Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,062,881
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,062,881
Number of Holdings	18
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.36%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.1%
U.S. Treasury Bills	2.1%
Money Market Funds	1.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2053 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2053 Longevity Income ETF
Class Name	LifeX 2053 Longevity Income ETF
Trading Symbol	LFAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2053 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,970,128
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,970,128
Number of Holdings	18
Portfolio Turnover	98%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.10%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.0%
Money Market Funds	2.0%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2054 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2054 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2054 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2054 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 2,377,903
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,377,903
Number of Holdings	18
Portfolio Turnover	31%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.18%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	92.5%
U.S. Treasury Bills	4.4%
Money Market Funds	2.6%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2054 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2054 Longevity Income ETF
Class Name	LifeX 2054 Longevity Income ETF
Trading Symbol	LFAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2054 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 722,686
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$722,686
Number of Holdings	18
Portfolio Turnover	62%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.92%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.1%
Money Market Funds	2.0%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2055 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,068,767
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,068,767
Number of Holdings	18
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.01%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.7%
U.S. Treasury Bills	0.9%
Money Market Funds	0.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2055 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Longevity Income ETF
Class Name	LifeX 2055 Longevity Income ETF
Trading Symbol	LFAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,185,907
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,185,907
Number of Holdings	17
Portfolio Turnover	52%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.74%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.0%
Money Market Funds	2.0%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2056 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2056 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2056 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2056 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 7,772,307
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,772,307
Number of Holdings	16
Portfolio Turnover	57%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.88%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	87.8%
U.S. Treasury Bills	10.3%
Money Market Funds	1.3%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2056 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2056 Longevity Income ETF
Class Name	LifeX 2056 Longevity Income ETF
Trading Symbol	LFAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2056 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,037,184
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,037,184
Number of Holdings	17
Portfolio Turnover	33%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.58%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.3%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2057 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2057 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2057 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2057 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,738,262
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,738,262
Number of Holdings	17
Portfolio Turnover	54%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.72%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	95.9%
Money Market Funds	2.7%
U.S. Treasury Bills	0.8%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2057 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2057 Longevity Income ETF
Class Name	LifeX 2057 Longevity Income ETF
Trading Symbol	LFAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2057 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,241,766
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,241,766
Number of Holdings	17
Portfolio Turnover	39%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.44%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.7%
Money Market Funds	2.0%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2058 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2058 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2058 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2058 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,111,636
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,111,636
Number of Holdings	20
Portfolio Turnover	122%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.61%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	93.9%
U.S. Treasury Bills	3.2%
Money Market Funds	2.3%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2058 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2058 Longevity Income ETF
Class Name	LifeX 2058 Longevity Income ETF
Trading Symbol	LFAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2058 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,012,373
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,012,373
Number of Holdings	17
Portfolio Turnover	29%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.31%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.3%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2059 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2059 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2059 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2059 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 6,629,860
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,629,860
Number of Holdings	24
Portfolio Turnover	11%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.49%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	88.0%
U.S. Treasury Bills	9.0%
Money Market Funds	2.4%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2059 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2059 Longevity Income ETF
Class Name	LifeX 2059 Longevity Income ETF
Trading Symbol	LFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2059 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,132,073
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,132,073
Number of Holdings	16
Portfolio Turnover	29%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.18%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.7%
Money Market Funds	2.0%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2060 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,046,821
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,046,821
Number of Holdings	13
Portfolio Turnover	19%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.38%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	81.7%
U.S. Treasury Bills	17.0%
Money Market Funds	0.7%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2060 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Longevity Income ETF
Class Name	LifeX 2060 Longevity Income ETF
Trading Symbol	LFAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 2,968,069
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,968,069
Number of Holdings	17
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.06%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.2%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2061 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2061 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2061 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2061 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Inflation-Protected Longevity Income ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 5,279,388
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$5,279,388
Number of Holdings	22
Portfolio Turnover	18%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.28%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	82.2%
U.S. Treasury Bills	15.1%
Money Market Funds	2.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2061 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2061 Longevity Income ETF
Class Name	LifeX 2061 Longevity Income ETF
Trading Symbol	LFAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2061 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,021,752
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,021,752
Number of Holdings	17
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.96%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.3%
Money Market Funds	1.3%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2062 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2062 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2062 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2062 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Inflation-Protected Longevity Income ETF	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 733,231
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$733,231
Number of Holdings	15
Portfolio Turnover	114%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.19%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	82.0%
U.S. Treasury Bills	12.6%
Money Market Funds	4.7%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2062 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2062 Longevity Income ETF
Class Name	LifeX 2062 Longevity Income ETF
Trading Symbol	LFAZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2062 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,023,315
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,023,315
Number of Holdings	16
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.86%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.8%
Money Market Funds	1.8%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2063 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2063 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2063 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2063 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Inflation-Protected Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 6,022,679
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,022,679
Number of Holdings	9
Portfolio Turnover	50%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.09%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	80.2%
U.S. Treasury Bills	16.5%
Money Market Funds	2.6%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2063 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2063 Longevity Income ETF
Class Name	LifeX 2063 Longevity Income ETF
Trading Symbol	LFBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2063 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Longevity Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,039,902
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,039,902
Number of Holdings	16
Portfolio Turnover	24%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.77%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	96.5%
Money Market Funds	2.0%
Cash & Other	1.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2064 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2064 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2064 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2064 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2064 Inflation-Protected Longevity Income ETF	$14*	0.28%
[4]
Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.28%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,749,509
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,749,509
Number of Holdings	9
Portfolio Turnover	24%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.00%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	80.0%
U.S. Treasury Bills	16.9%
Money Market Funds	2.4%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2064 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2064 Longevity Income ETF
Class Name	LifeX 2064 Longevity Income ETF
Trading Symbol	LFBD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2064 Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2064 Longevity Income ETF	$15*	0.30%
[5]
Expenses Paid, Amount	$ 15	[5]
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 703,256
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$703,256
Number of Holdings	9
Portfolio Turnover	85%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.68%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.3%
Money Market Funds	1.3%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2065 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Trading Symbol	LIBD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2065 Inflation-Protected Longevity Income ETF	$15*	0.31%
[6]
Expenses Paid, Amount	$ 15	[6]
Expense Ratio, Percent	0.31%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 1,019,763
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,019,763
Number of Holdings	8
Portfolio Turnover	34%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.92%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	77.5%
U.S. Treasury Bills	19.7%
Money Market Funds	2.1%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2065 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Longevity Income ETF
Class Name	LifeX 2065 Longevity Income ETF
Trading Symbol	LFBE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2065 Longevity Income ETF	$15*	0.30%
[7]
Expenses Paid, Amount	$ 15	[7]
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 712,998
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$712,998
Number of Holdings	7
Portfolio Turnover	88%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.61%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.2%
Money Market Funds	1.4%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX Durable Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX Durable Income ETF
Class Name	LifeX Durable Income ETF
Trading Symbol	LFDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 712,761
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$712,761
Number of Holdings	12
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.61%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	97.3%
Money Market Funds	1.2%
Cash & Other	1.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html

[1]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[5]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[7]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.